Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of expenses
	Year ended December 31,
	2020	2019	2018
	USD

Research and development expenses	$159	$138	$123
General and administrative expenses	158	132	130

	$317	$270	$253

Schedule of estimated using the binomial option pricing model
Description	2020	2019

Risk-free interest rate	0.93 - 2.40%	1.19% - 2.40%
Expected volatility	65.63- 78.77%	65.63%- 75.86%
Dividend yield	0	0
Contractual life	9.83 - 10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	2.5 - 3	2.5 - 3
Exercise price (NIS)	0.25 - 2.344	0.28 - 2.344

Schedule of weighted average exercise prices and modification in option plans of employees
	Shares subject to options outstanding
	2020		2019		2018
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	2,673,400	0.89	1,437,400	1.20	1,490,423	1.35
Grants	9,250,000	0.08	1,240,000	0.44	-	-
Forfeited/expired	-	-	(4,000)	5.98	(53,023)	7.53

Outstanding at end of year	11,923,400	0.28	2,673,400	0.89	1,437,400	1.20

Exercisable at end of year	2,900,276	0.74	1,134,653	1.39	736,155	2.41

Schedule of options outstanding classified by exercise price
Outstanding				Exercisable
Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average exercise price per share	Options exercisable	Weighted average exercise price per share
$0.08 - $0.91	11,190,000	8.59	$0.16	2,192,500	$0.27
$1.06 - $1.67	555,000	0.25	$0.06	529,376	$0.22
$2.53 - $5.01	178,400	0.02	$0.06	178,400	$0.26
	11,923,400			2,900,276